Other Information - Commitments New Long term services agreement UK (Details) - Cornerstone Telecomunications				12 Months Ended
	Nov. 27, 2024	Nov. 15, 2023	Jan. 07, 2021 period operator	Dec. 31, 2024 macroSite thirdPartySite microSite
Commitments [Line Items]
Proportion of ownership interest in joint venture			50.00%
Joint venture, number of operators with control | operator			2
Master services agreement, initial term			8 years
Master services agreement, number of additional renewal periods | period			3
Master services agreement, renewal period, term			8 years
Number of macro sites under operation | macroSite				14,200
Tenancy ratio, macro sites under operation				2.0
Number of micro sites under operation | microSite				1,400
Number of third party sites | thirdPartySite				5,100
Disposal, indirect ownership		16.67%
Additional indirect ownership transferred	0.0833